Segment Reporting - Schedule of Segments (Details) - Revenue [Member] - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Revenue from B2B2C Service [Member]
Revenue from Online Education Service
Revenue from Online Education Service	$ 5,663,747	$ 6,875,040	$ 10,358,996
Revenue from B2C Service [Member]
Revenue from Online Education Service
Revenue from Online Education Service	20,342	137,412	149,877
Revenue from Technological Development and Operation Service [Member]
Revenue from Online Education Service
Revenue from Online Education Service	502,556	210,768	183,740
Total	$ 6,186,645	$ 7,223,220	$ 10,692,613